SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2011	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	1,203	776	371	63	387	903	139	3,842
Net fee and commission income / (loss)	101	82	(107)	7	94	314	3	494
Other	(25)	(62)	9	179	6	36	(107)	36
Total operating income / (loss)	1,279	796	273	249	487	1,253	35	4,372
Direct costs	(688)	(52)	(65)	(135)	(293)	(656)	(249)	(2,138)
Allocated costs and provisions	(1,515)	(2,152)	(10,723)	(633)	(202)	(147)	(282)	(15,654)
Share of profit of equity method investments	-	-	(3)	1	1	-	1	-
Profit / (loss) before tax	(924)	(1,408)	(10,518)	(518)	(7)	450	(495)	(13,420)

Segment assets as at December 31, 2011
Segment assets	27,368	16,196	24,904	2,041	9,856	20,672	4,281	105,318
Deferred tax assets and Current income tax advance								1,552
Total assets								106,870

Other Segment items
Depreciation & amortization(1)	19	2	5	9	36	54	101	226
Credit provisions and other impairment charges	1,180	2,102	10,702	631	200	147	260	15,222
Non- current assets additions	5	11	36	3	19	80	66	220

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2012	Banking	Banking	Management			Operations
As restated	(EUR in millions)

Net interest income	940	745	(106)	71	312	1,265	138	3,365
Net fee and commission income / (loss)	88	85	(177)	6	90	400	3	495
Other	(9)	(49)	(469)	156	17	169	(148)	(333)
Total operating income / (loss)	1,019	781	(752)	233	419	1,834	(7)	3,527
Direct costs	(615)	(51)	(59)	(116)	(272)	(748)	(20)	(1,881)
Allocated costs and provisions	(1,736)	(654)	(247)	(31)	(258)	(286)	(409)	(3,621)
Share of profit of equity method investments	-	-	-	-	-	2	-	2
Profit / (loss) before tax	(1,332)	76	(1,058)	86	(111)	802	(436)	(1,973)

Segment assets as at December 31, 2012
Segment assets	25,694	14,377	19,584	3,136	9,429	24,615	6,295	103,130
Deferred tax assets and Current income tax advance								1,668
Total assets								104,798

Other Segment items
Depreciation & amortization(1)	13	2	3	9	32	65	107	231
Credit provisions and other impairment charges	1,436	608	227	29	255	286	312	3,153
Non- current assets additions	12	29	6	5	17	96	79	244

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2013	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	619	696	(101)	84	299	1,299	261	3,157
Net fee and commission income / (loss)	75	90	(140)	7	90	401	6	529
Other	-	(46)	28	102	15	44	(58)	85
Total operating income / (loss)	694	740	(213)	193	404	1,744	209	3,771
Direct costs	(569)	(50)	(55)	(98)	(260)	(859)	(286)	(2,177)
Allocated costs and provisions	(1,114)	(421)	528	14	(117)	(338)	(320)	(1,768)
Share of profit of equity method investments	-	-	(4)	1	1	(3)	-	(5)
Profit / (loss) before tax	(989)	269	256	110	28	544	(397)	(179)

Segment assets as at December 31, 2013
Segment assets	24,901	14,115	16,048	3,365	9,505	23,373	16,773	108,080
Deferred tax assets and Current income tax advance								2,850
Total assets								110,930

Other Segment items
Depreciation & amortization(1)	17	3	2	8	27	67	102	226
Credit provisions and other impairment charges	796	375	(548)	(17)	114	339	314	1,373
Non- current assets additions	4	27	-	3	22	102	54	212

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2011	2012	2013
	(EUR in millions)
Profit / (loss) before tax (*)	(13,420)	(1,973)	(179)
Dividend paid and transactions on financial instruments classified within equity under IFRS	(39)	(17)	(11)
Hedging of Interest Rate Risk and Net Investment Hedge	(68)	(359)	559
Fixed assets measurement difference	38	57	10
Difference in loan interest income recognition	(12)	(54)	(82)
Foreign exchange differences on AFS debt securities	103	2	5
Difference of equity in earnings of investees	16	46	-
Insurance reserves	(307)	32	(85)
Impairment of goodwill	(298)	(2)	(1)
Impairment of AFS securities	128	19	2
Bond's portfolio classification	(188)	(126)	7
Other	(1)	26	11
Income/(loss) before income tax	(14,048)	(2,349)	236

*as restated in 2012 due to IAS 19 retrospective application

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1)	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2011
Domestic …………………………………………	71,600	(6,399)	(14,511)	(14,888)
Turkish operations …………………………………………	20,686	2,305	481	360
Other International …………………………………………..	11,182	867	(18)	(11)
Group …………………………………………….	103,468	(3,227)	(14,048)	(14,539)

12-month period ended December 31, 2012
Domestic …………………………………………	65,928	2,410	(2,997)	(3,049)
Turkish operations …………………………………………	24,616	3,004	752	602
Other International …………………………………………..	10,612	806	(103)	(90)
Group …………………………………………….	101,156	6,220	(2,348)	(2,537)

12-month period ended December 31, 2013
Domestic …………………………………………	72,895	3,268	(629)	(641)
Turkish operations …………………………………………	23,478	3,092	830	648
Other International …………………………………………..	10,468	691	35	30
Group …………………………………………….	106,841	7,051	236	37

(1) Total revenue includes OTTI on available for sale securities.